Fair Value of Financial Instruments (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Trading Securities		$ 613
Liabilities:
Contingent consideration in respect of acquisition	$ 422	3,550
Fair Value, Measurements, Recurring [Member]
Assets:
Trading Securities		613
Fair value of derivatives	205	1,182
Total	205	10,152
Liabilities:
Fair value of derivatives	262	2,391
Contingent consideration in respect of acquisition	422	3,550
Total	$ 684	5,941
Fair Value, Measurements, Recurring [Member] | Corporate debentures [Member]
Assets:
Available-for-sale securities		7,442
Fair Value, Measurements, Recurring [Member] | U S Government Agencies Debt Securities [Member]
Assets:
Available-for-sale securities		915
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Trading Securities		613
Fair value of derivatives
Total		$ 8,970
Liabilities:
Fair value of derivatives
Contingent consideration in respect of acquisition
Total
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate debentures [Member]
Assets:
Available-for-sale securities		$ 7,442
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | U S Government Agencies Debt Securities [Member]
Assets:
Available-for-sale securities		$ 915
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Trading Securities
Fair value of derivatives	$ 205	$ 1,182
Total	205	1,182
Liabilities:
Fair value of derivatives	$ 262	$ 2,391
Contingent consideration in respect of acquisition
Total	$ 262	$ 2,391
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate debentures [Member]
Assets:
Available-for-sale securities
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | U S Government Agencies Debt Securities [Member]
Assets:
Available-for-sale securities
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Trading Securities
Fair value of derivatives
Total
Liabilities:
Fair value of derivatives
Contingent consideration in respect of acquisition	$ 422	$ 3,550
Total	$ 422	$ 3,550
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate debentures [Member]
Assets:
Available-for-sale securities
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | U S Government Agencies Debt Securities [Member]
Assets:
Available-for-sale securities